DERIVATIVE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE LIABILITY
Derivative liabilities, beginning balance	$ 1,040,000	$ 0
Derivative liabilities, fair value of derivatives issued	0	980,000
Derivative liabilities, fair value adjustments	(1,040,000)	60,000
Derivative liabilities, ending balance	$ 0	$ 1,040,000